Expense Example - iShares iBonds Dec 2024 Term Corporate ETF - iShares iBonds Dec 2024 Term Corporate ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Maturity	$ 42